STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	8 Months Ended
Dec. 31, 2020 shares
Churchill Capital Corp IV
Partners' Capital Account, Units, Sale of Units	207,000,000